Investments - Fixed Maturity Amortized Cost and Fair Value, by Contractual Maturity (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Amortized Cost
One year or less	$ 896.0
Over one year through five years	8,179.0
Over five years through ten years	10,136.9
Over ten years	5,333.4
Total fixed maturities with contractual maturity dates	24,545.3
Total fixed maturities, amortized cost	29,599.2	$ 28,097.5
Fair Value
One year or less	895.9
Over one year through five years	8,275.6
Over five years through ten years	10,346.4
Over ten years	5,730.3
Total fixed maturities with contractual maturity dates	25,248.2
Fixed maturities, at fair value	30,281.3	28,312.0
Residential mortgage-backed securities
Amortized Cost
Total fixed maturities, amortized cost	2,516.0	2,633.1
Fair Value
Fixed maturities, at fair value	2,472.8	2,584.6
Commercial mortgage-backed securities
Amortized Cost
Total fixed maturities, amortized cost	795.0	920.5
Fair Value
Fixed maturities, at fair value	795.7	916.8
Collateralized loan obligations
Amortized Cost
Total fixed maturities, amortized cost	1,128.1	1,198.7
Fair Value
Fixed maturities, at fair value	1,146.6	$ 1,213.6
Other asset-backed securities
Amortized Cost
Total fixed maturities, amortized cost	614.8
Fair Value
Fixed maturities, at fair value	$ 618.0